John Hancock
Small Cap Value Fund
Quarterly portfolio holdings 5/31/2023

Fund’s investments
As of 5-31-23 (unaudited)
	Shares	Value
Common stocks 98.5%		$506,034,351
(Cost $455,332,360)
Communication services 1.4%		7,291,215
Interactive media and services 1.0%
Shutterstock, Inc.	105,050	5,228,339
Media 0.4%
WideOpenWest, Inc. (A)	271,431	2,062,876
Consumer discretionary 10.2%		52,413,078
Automobile components 1.4%
Visteon Corp. (A)	52,729	7,043,540
Hotels, restaurants and leisure 1.7%
Aramark	51,732	2,042,379
Wyndham Hotels & Resorts, Inc.	96,333	6,574,727
Household durables 4.0%
Century Communities, Inc.	110,450	7,027,934
Sonos, Inc. (A)	356,711	5,183,011
Tri Pointe Homes, Inc. (A)	285,459	8,338,257
Specialty retail 1.6%
Five Below, Inc. (A)	6,927	1,195,046
Monro, Inc.	172,696	7,144,434
Textiles, apparel and luxury goods 1.5%
Deckers Outdoor Corp. (A)	1,617	768,075
Kontoor Brands, Inc.	181,197	7,095,675
Consumer staples 4.1%		20,928,516
Beverages 0.7%
C&C Group PLC (A)	1,978,981	3,583,261
Consumer staples distribution and retail 1.1%
United Natural Foods, Inc. (A)	206,183	5,507,148
Food products 0.9%
Post Holdings, Inc. (A)	55,950	4,753,512
Household products 1.4%
Spectrum Brands Holdings, Inc.	98,111	7,084,595
Energy 3.1%		16,155,205
Oil, gas and consumable fuels 3.1%
Chord Energy Corp.	56,616	8,098,353
Sitio Royalties Corp., Class A (B)	316,203	8,056,852
Financials 22.9%		117,591,696
Banks 12.6%
1st Source Corp.	131,491	5,408,225
Berkshire Hills Bancorp, Inc.	181,211	3,705,765
Cadence Bank	296,962	5,333,438
Eastern Bankshares, Inc.	431,573	4,682,567
Enterprise Financial Services Corp.	119,382	4,849,297
First Busey Corp.	266,533	4,984,167
First Citizens BancShares, Inc., Class A	1,446	1,803,451
First Interstate BancSystem, Inc., Class A	186,856	4,120,175
Hancock Whitney Corp.	182,169	6,654,634
International Bancshares Corp.	120,282	5,138,447
National Bank Holdings Corp., Class A	172,061	5,149,786
2	JOHN HANCOCK SMALL CAP VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Seacoast Banking Corp. of Florida	303,537	$6,277,145
Synovus Financial Corp.	211,700	5,734,953
Webster Financial Corp.	28,219	1,003,185
Capital markets 1.1%
Houlihan Lokey, Inc.	64,137	5,599,801
Consumer finance 1.2%
Bread Financial Holdings, Inc.	211,105	5,948,939
Financial services 1.4%
NMI Holdings, Inc., Class A (A)	293,083	7,371,037
Insurance 6.6%
Assured Guaranty, Ltd.	112,660	5,830,155
Kemper Corp.	182,642	7,904,746
ProAssurance Corp.	468,434	5,691,473
Reinsurance Group of America, Inc.	12,993	1,819,020
SiriusPoint, Ltd. (A)	659,006	6,135,346
White Mountains Insurance Group, Ltd.	4,760	6,445,944
Health care 3.6%		18,640,225
Health care equipment and supplies 3.6%
Haemonetics Corp. (A)	48,063	4,066,130
ICU Medical, Inc. (A)	39,745	6,951,003
Integra LifeSciences Holdings Corp. (A)	200,872	7,623,092
Industrials 21.3%		109,307,687
Aerospace and defense 1.1%
Leonardo DRS, Inc. (A)	364,000	5,496,400
Building products 1.5%
American Woodmark Corp. (A)	111,907	6,658,467
Fortune Brands Innovations, Inc.	19,211	1,161,305
Commercial services and supplies 5.9%
ACCO Brands Corp.	863,361	4,178,667
Brady Corp., Class A	115,640	5,513,715
BrightView Holdings, Inc. (A)	538,713	3,555,506
Clean Harbors, Inc. (A)	5,885	826,254
SP Plus Corp. (A)	251,762	9,166,654
UniFirst Corp.	42,052	7,195,518
Electrical equipment 0.6%
Thermon Group Holdings, Inc. (A)	129,202	2,963,894
Machinery 2.2%
John Bean Technologies Corp.	55,485	5,915,256
Luxfer Holdings PLC	372,121	5,343,658
Professional services 7.2%
Huron Consulting Group, Inc. (A)	104,333	8,480,186
ICF International, Inc.	50,831	5,692,564
Science Applications International Corp.	77,195	7,513,389
Sterling Check Corp. (A)(B)	335,185	4,535,053
TriNet Group, Inc. (A)	49,854	4,430,525
WNS Holdings, Ltd., ADR (A)	81,297	6,316,777
Trading companies and distributors 2.8%
Air Lease Corp.	211,312	8,034,082
GATX Corp.	53,232	6,329,817
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	3

	Shares	Value
Information technology 9.8%		$50,566,524
Electronic equipment, instruments and components 4.2%
Belden, Inc.	99,300	8,687,757
CTS Corp.	132,587	6,055,248
ePlus, Inc. (A)	134,772	6,656,389
IT services 1.4%
Perficient, Inc. (A)	96,579	7,385,396
Semiconductors and semiconductor equipment 0.7%
Onto Innovation, Inc. (A)	34,812	3,737,068
Software 3.5%
ACI Worldwide, Inc. (A)	315,205	7,189,826
Progress Software Corp.	180,914	10,854,840
Materials 8.0%		40,945,184
Chemicals 5.7%
Axalta Coating Systems, Ltd. (A)	242,505	7,035,070
Element Solutions, Inc.	554,813	9,947,797
HB Fuller Company	98,255	6,184,170
Mativ Holdings, Inc.	386,975	5,827,844
Containers and packaging 2.3%
Sealed Air Corp.	34,912	1,321,419
TriMas Corp.	419,948	10,628,884
Real estate 10.8%		55,474,483
Diversified REITs 1.0%
Alexander & Baldwin, Inc.	278,553	5,103,091
Hotel and resort REITs 1.2%
Pebblebrook Hotel Trust	469,962	6,372,685
Industrial REITs 1.0%
LXP Industrial Trust	481,851	4,982,339
Residential REITs 2.7%
Centerspace	101,593	5,974,684
Independence Realty Trust, Inc.	447,018	7,720,001
Retail REITs 3.5%
Kimco Realty Corp.	61,851	1,136,821
NETSTREIT Corp.	189,665	3,309,654
Phillips Edison & Company, Inc.	207,037	6,006,143
RPT Realty	806,480	7,516,394
Specialized REITs 1.4%
PotlatchDeltic Corp.	158,020	7,352,671
Utilities 3.3%		16,720,538
Electric utilities 1.0%
Portland General Electric Company	105,258	5,129,222
Gas utilities 2.3%
New Jersey Resources Corp.	111,082	5,381,923
ONE Gas, Inc.	76,716	6,209,393

	Yield (%)	Shares	Value
Short-term investments 2.9%			$14,773,013
(Cost $14,773,321)
Short-term funds 1.6%			7,973,013
John Hancock Collateral Trust (C)	4.5317(D)	797,668	7,973,013

4	JOHN HANCOCK SMALL CAP VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Par value^	Value
Repurchase agreement 1.3%		6,800,000
Deutsche Bank Tri-Party Repurchase Agreement dated 5-31-23 at 5.050% to be repurchased at $6,800,954 on 6-1-23, collateralized by $6,931,000 Federal Farm Credit Bank, 5.200% due 4-25-25 (valued at $6,936,730)	6,800,000	6,800,000

Total investments (Cost $470,105,681) 101.4%	$520,807,364
Other assets and liabilities, net (1.4%)	(7,308,359)
Total net assets 100.0%	$513,499,005

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 5-31-23. The value of securities on loan amounted to $7,813,500.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 5-31-23.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	5

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2023, by major security category or type:
	Total value at 5-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$7,291,215	$7,291,215	—	—
Consumer discretionary	52,413,078	52,413,078	—	—
Consumer staples	20,928,516	17,345,255	$3,583,261	—
Energy	16,155,205	16,155,205	—	—
Financials	117,591,696	117,591,696	—	—
Health care	18,640,225	18,640,225	—	—
Industrials	109,307,687	109,307,687	—	—
Information technology	50,566,524	50,566,524	—	—
Materials	40,945,184	40,945,184	—	—
Real estate	55,474,483	55,474,483	—	—
Utilities	16,720,538	16,720,538	—	—
Short-term investments	14,773,013	7,973,013	6,800,000	—
Total investments in securities	$520,807,364	$510,424,103	$10,383,261	—
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Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	797,668	$1,914,622	$39,684,031	$(33,623,697)	$(2,070)	$127	$33,948	—	$7,973,013
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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